Fair Value Measurements (Tables)	6 Months Ended
Sep. 30, 2026
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2026 and September 30, 2026:
March 31, 2026

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥78,020	¥0	¥42,336	¥35,684
Available-for-sale debt securities:	2,360,361	7,278	2,092,438	260,645
Japanese and foreign government bond securities*2	967,937	2,150	965,787	0
Japanese prefectural and foreign municipal bond securities	239,545	0	228,963	10,582
Corporate debt securities*3	888,919	5,128	765,600	118,191
CMBS and RMBS in the Americas	105,432	0	105,432	0
Other asset-backed securities and debt securities	158,528	0	26,656	131,872
Equity securities*4*5	501,001	149,949	120,456	230,596
Derivative assets:	154,513	676	145,850	7,987
Interest rate swap agreements	26,358	0	26,358	0
Options held/written and other	17,402	16	9,399	7,987
Futures, foreign exchange contracts	69,663	660	69,003	0
Foreign currency swap agreements	41,090	0	41,090	0
Netting*6	(80,880)	—	—	—
Net derivative assets	73,633	—	—	—
Other assets:	1,163	0	0	1,163
Reinsurance recoverables*7	1,163	0	0	1,163

Total	¥3,095,058	¥157,903	¥2,401,080	¥536,075

Liabilities:
Derivative liabilities:	¥118,058	¥148	¥117,353	¥557
Interest rate swap agreements	2,289	0	2,289	0
Options held/written and other	21,543	16	20,970	557
Futures, foreign exchange contracts	94,191	132	94,059	0
Foreign currency swap agreements	12	0	12	0
Credit derivatives held/written	23	0	23	0
Netting*6	(51,256)	—	—	—
Net derivative liabilities	66,802	—	—	—
Policy liabilities and policy account balances:	138,027	0	0	138,027
Variable annuity and variable life insurance contracts*8	138,027	0	0	138,027

Accounts payable	15,683	0	0	15,683

Contingent consideration	15,683	0	0	15,683

Total	¥271,768	¥148	¥117,353	¥154,267

September 30, 2026

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥60,859	¥0	¥39,304	¥21,555
Available-for-sale debt securities:	2,333,404	17,957	2,046,468	268,979
Japanese and foreign government bond securities*2	927,586	13,248	914,338	0
Japanese prefectural and foreign municipal bond securities	272,083	0	262,911	9,172
Corporate debt securities*3	867,690	4,709	745,993	116,988
CMBS and RMBS in the Americas	105,685	0	105,685	0
Other asset-backed securities and debt securities	160,360	0	17,541	142,819
Equity securities*4*5	347,183	146,962	136,092	64,129
Derivative assets:	126,433	986	116,711	8,736
Interest rate swap agreements	28,958	0	28,958	0
Options held/written and other	34,619	53	25,830	8,736
Futures, foreign exchange contracts	35,961	933	35,028	0
Foreign currency swap agreements	26,895	0	26,895	0
Netting*6	(66,344)	—	—	—
Net derivative assets	60,089	—	—	—
Other assets:	555	0	0	555
Reinsurance recoverables*7	555	0	0	555

Total	¥2,868,434	¥165,905	¥2,338,575	¥363,954

Liabilities:
Derivative liabilities:	¥93,669	¥213	¥85,463	¥7,993
Interest rate swap agreements	1,861	0	1,861	0
Options held/written and other	38,043	4	30,046	7,993
Futures, foreign exchange contracts	47,582	209	47,373	0
Foreign currency swap agreements	6,170	0	6,170	0
Credit derivatives held/written	13	0	13	0
Netting*6	(44,894)	—	—	—
Net derivative liabilities	48,775	—	—	—
Policy liabilities and policy account balances:	145,670	0	0	145,670
Variable annuity and variable life insurance contracts*8	145,670	0	0	145,670
Accounts payable	1,574	0	0	1,574
Contingent consideration	1,574	0	0	1,574

Total	¥240,913	¥213	¥85,463	¥155,237

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income for the six months ended September 30, 2025 was a loss of ¥1,077 million from the change in the fair value of the loans. For the six months ended September 30, 2026, a loss of ¥3,152 million from the change in the fair value of the loans was included in “Financ
e
 revenues.” No gains or losses were recognized in earnings during the six months ended September 30, 2025 and 2026 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2026, were ¥ 79,364 million and ¥ 78,020 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥ 1,344 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2026, were ¥64,741 million and ¥60,859 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥3,882 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual
status as of March 31, 2026, were ¥9,858 million and ¥8,657 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥1,201 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual
status as of September 30, 2026, were ¥5,633 million and ¥3,975 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥1,658 million.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income was a gain of
 ¥90 million and
a
loss of ¥212 million from the change in the fair value of those investments for the six months ended September 30, 2025 and 2026, respectively. The amounts of aggregate fair value elected the fair value option were ¥3,024 million and ¥17,551 million as of March 31, 2026 and September 30, 2026, respectively.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥365 million and ¥13 million from the change in the fair value of those investments for the six months ended September 30, 2025 and 2026, respectively. The amounts of aggregate fair value elected the fair value option were ¥11,927 million and ¥9,006 million as of March 31, 2026 and September 30, 2026, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥1,206 million and ¥964 million from the change in the fair value of those investments for the six months ended September 30, 2025 and 2026, respectively. The amounts of aggregate fair value elected the fair value option were ¥24,845 million and ¥25,231 million as of March 31, 2026 and September 30, 2026, respectively.

*5
The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥168,854 million and ¥182,674 million as of March 31, 2026 and September 30, 2026, respectively.

*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥1,163 million and ¥555 million as of March 31, 2026 and September 30, 2026, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six months ended September 30, 2025 and 2026, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”

*8
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥138,027 million and ¥145,670 million as of March 31, 2026 and September 30, 2026, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six months ended September 30, 2025 and 2026, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input
The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2025 and 2026:
Six months ended September 30, 2025

	Millions of yen
	Balance at April 1, 2025	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2025	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2025*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2025*2
		Included in earnings*1	Included in other comprehensive income*2	Total
Loans held for sale	¥67,794	¥(682)	¥(561)	¥(1,243)	¥63	¥0	¥(14,018)	¥0	¥52,596	¥(147)	¥(561)
Available-for-sale debt securities	201,691	3,852	2,824	6,676	114,816	(560)	(48,262)	0	274,361	4,537	319
Japanese prefectural and foreign municipal bond securities	10,878	(177)	(97)	(274)	0	0	(187)	0	10,417	(177)	(97)
Corporate debt securities	4,252	4,792	4,016	8,808	107,208	0	0	0	120,268	4,792	(2)
CMBS and RMBS in the Americas	7,082	0	(44)	(44)	0	0	0	0	7,038	0	(45)
Other asset-backed securities and debt securities	179,479	(763)	(1,051)	(1,814)	7,608	(560)	(48,075)	0	136,638	(78)	463
Equity securities	162,210	5,797	(387)	5,410	17,453	0	(2,036)	0	183,037	5,815	(384)
Investment funds	162,210	5,797	(387)	5,410	17,453	0	(2,036)	0	183,037	5,815	(384)
Derivative assets and liabilities (net)	8,165	150	(251)	(101)	0	0	0	0	8,064	150	(251)
Options held/written and other	8,165	150	(251)	(101)	0	0	0	0	8,064	150	(251)
Other asset	2,586	(1,421)	0	(1,421)	412	0	(62)	0	1,515	(1,421)	0
Reinsurance recoverables*5	2,586	(1,421)	0	(1,421)	412	0	(62)	0	1,515	(1,421)	0
Policy liabilities and policy account balances	136,257	(17,278)	264	(17,014)	0	0	(10,571)	0	142,700	(17,278)	264
Variable annuity and variable life insurance contracts*6	136,257	(17,278)	264	(17,014)	0	0	(10,571)	0	142,700	(17,278)	264
Accounts payable:	15,259	(244)	(1,190)	(1,434)	1,475	0	0	0	18,168	(244)	(1,190)
Contingent consideration	15,259	(244)	(1,190)	(1,434)	1,475	0	0	0	18,168	(244)	(1,190)

Six months ended September 30, 2026

	Millions of yen
	Balance at April 1, 2026	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2026	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2026*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2026*2
		Included in earnings *1	Included in other comprehensive income*2	Total
Loans held for sale	¥35,684	¥(2,505)	¥(304)	¥(2,809)	¥0	¥(43)	¥(11,277)	¥0	¥21,555	¥(2,504)	¥(304)
Available-for-sale debt securities	260,645	5,695	(7,835)	(2,140)	16,692	(5,799)	(11,295)	10,876	268,979	5,635	(7,270)
Japanese prefectural and foreign municipal bond securities	10,582	41	(574)	(533)	0	(837)	(165)	125	9,172	0	(824)
Corporate debt securities	118,191	6,083	(5,312)	771	0	(1,974)	0	0	116,988	6,053	(5,312)
Other asset-backed securities and debt securities	131,872	(429)	(1,949)	(2,378)	16,692	(2,988)	(11,130)	10,751	142,819	(418)	(1,134)
Equity securities	230,596	68,394	(880)	67,514	15,734	(247,935)	(1,780)	0	64,129	1,453	(880)
Investment funds	230,596	68,394	(880)	67,514	15,734	(247,935)	(1,780)	0	64,129	1,453	(880)
Derivative assets and liabilities (net)	7,430	(6,687)	0	(6,687)	0	0	0	0	743	(6,687)	0
Options held/written and other	7,430	(6,687)	0	(6,687)	0	0	0	0	743	(6,687)	0
Other asset	1,163	(984)	0	(984)	424	0	(48)	0	555	(984)	0
Reinsurance recoverables*5	1,163	(984)	0	(984)	424	0	(48)	0	555	(984)	0
Policy liabilities and policy account balances	138,027	(18,387)	42	(18,345)	0	0	(10,702)	0	145,670	(18,387)	42
Variable annuity and variable life insurance contracts*6	138,027	(18,387)	42	(18,345)	0	0	(10,702)	0	145,670	(18,387)	42
Accounts payable:	15,683	3,942	0	3,942	0	0	(10,167)	0	1,574	0	0
Contingent consideration	15,683	3,942	0	3,942	0	0	(10,167)	0	1,574	0	0

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Finance revenues (including interest under the amortized cost method and principal plus interest)”, “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net), and accounts payable are included in “Other (income) and expense” respectively. Gains and losses from loans held for sale were included in “Other (income) and expense” for the six months ended September 30, 2025, and in “Finance revenues” for the six months ended September 30, 2026.

*2
Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities, and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments”, unrealized gains and losses from accounts payable are included in “Net change of foreign currency translation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events. For the information about policy account balances for variable annuity and variable life insurance contracts and market risk benefits as of and for March 31, 2026 and for the six months ended September 30, 2026, see Note 18 “Long-Duration Insurance Contracts Relating to Life Insurance Operations.”

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis
The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during the year ended March 31, 2026 and the six months ended September 30, 2026. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
Year ended March 31, 2026

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥838	¥0	¥0	¥838
Real estate collateral-dependent loans (net of allowance for credit losses)	11,553	0	0	11,553
Investment in operating leases, property under facility operations and office facilities	11,907	0	66	11,841
Land and buildings undeveloped or under construction	2,203	0	0	2,203
Equity securities	42,417	0	42,417	0
Equity method investments	5,140	0	0	5,140

	¥74,058	¥0	¥42,483	¥31,575

Six months ended September 30, 2026

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥1,747	¥0	¥1,747	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	5,489	0	0	5,489
Investment in operating leases, property under facility operations and office facilities	8,517	0	0	8,517
Equity securities	9,789	0	9,789	0
Equity method investments	43,128	31,291	0	11,837

	¥68,670	¥31,291	¥11,536	¥25,843

Information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2026 and September 30, 2026.

	March 31, 2026
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥35,684	Discounted cash flows	Discount rate	6.1% – 9.9% (7.9%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	6,381	Discounted cash flows	Discount rate	3.6% – 9.8% (8.0%)
	4,201	Appraisals/Broker quotes	—	—
Corporate debt securities	115,931	Discounted cash flows	Discount rate	7.0% (7.0%)
			Equity Volatility	50.0% (50.0%)
	1,944	Appraisals/Broker quotes	—	—
	316	Discounted cash flows	Discount rate	2.4% (2.4%)
Other asset-backed securities and debt securities	27,094	Discounted cash flows	Discount rate	0.4% – 51.2% (6.8%)
	104,778	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	203,796	Market multiples	EV/Last twelve months EBITDA multiple	3.4x-9.0x (7.7x)
			EV/Next twelve months EBITDA multiple	3.2x-8.0x (5.1x)
	22,000	Appraisals/Broker quotes	—	—
	4,800	Discounted cash flows	Discount rate	11.0% – 11.5% (11.2%)
Derivative assets:
Options held/written and other	7,611	Discounted cash flows	Discount rate	12.0% – 33.0% (14.9%)
	376	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	1,163	Discounted cash flows	Discount rate	1.1% – 3.5% (2.0%)
			Mortality rate	0.0% – 100.0% (2.8%)
			Lapse rate	1.5% – 14.0% (4.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	100.0% (100.0%)

Total	¥536,075

Liabilities:
Derivative liabilities:
Options held/written and other	¥557	Discounted cash flows	Discount rate	12.0% – 33.0% (14.9%)
Policy liabilities and policy account balances:
Variable annuity and variable life insurance contracts	138,027	Discounted cash flows	Discount rate	1.1% – 3.5% (2.0%)
			Mortality rate	0.0% – 100.0% (2.3%)
			Lapse rate	1.5% – 30.0% (5.6%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (64.4%)

Accounts payable:
Contingent consideration	14,084	Discounted cash flows	EV/Terminal EBITDA multiple	15.0x (15.0x)
	1,599	Discounted cash flows	Discount rate	4.8% – 5.0% (4.9%)
			EBTDA Volatility	35.0% (35.0%)

Total	¥154,267

	September 30, 2026
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥21,555	Discounted cash flows	Discount rate	7.6% – 9.6% (8.2%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	4,913	Discounted cash flows	Discount rate	5.8% – 9.8% (8.4%)
	4,259	Appraisals/Broker quotes	—	—
Corporate debt securities	116,662	Discounted cash flows	Discount rate	8.0% (8.0%)
			Equity Volatility	50.0% (50.0%)
	326	Discounted cash flows	Discount rate	3.1% (3.1%)
Other asset-backed securities and debt securities	36,511	Discounted cash flows	Discount rate	0.4% – 51.2% (6.5%)
	106,308	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	34,798	Market multiples	EV/Last twelve months EBITDA multiple	3.5x-10.5x (8.0x)
			EV/Next twelve months EBITDA multiple	3.3x-8.9x (4.0x)
	23,689	Appraisals/Broker quotes	—	—
	5,642	Discounted cash flows	Discount rate	11.0% – 11.5% (11.3%)
Derivative assets:
Options held/written and other	8,365	Discounted cash flows	Discount rate	12.0% – 33.0% (14.8%)
	371	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	555	Discounted cash flows	Discount rate	1.5% – 4.5% (2.7%)
			Mortality rate	0.0% – 100.0% (2.8%)
			Lapse rate	1.5%– 14.0% (4.4%)
			Annuitization rate (guaranteed minimum annuity benefit)	100.0% (100.0%)

Total	¥363,954

Liabilities:
Derivative liabilities:
Options held/written and other	¥7,993	Discounted cash flows	Discount rate	12.0% – 33.0% (14.8%)
Policy liabilities and policy account balances:
Variable annuity and variable life insurance contracts	145,670	Discounted cash flows	Discount rate	1.5% – 4.5% (2.7%)
			Mortality rate	0.0% – 100.0% (2.3%)
			Lapse rate	1.5% – 30.0% (5.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (61.3%)
Accounts payable:
Contingent consideration	1,574	Discounted cash flows	Discount rate	4.8% – 5.0% (4.9%)
			EBTDA Volatility	35.0% (35.0%)

Total	¥155,237

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during the year ended March 31, 2026 and the six months ended September 30, 2026.

	March 31, 2026
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥838	Appraisals/Broker quotes	—	—
Real estate collateral-dependent loans (net of allowance for credit losses)	11,553	Appraisals/Broker quotes	—	—
Investment in operating leases, property under facility operations and office facilities	6,283	Discounted cash flows	Discount rate	0.0% – 5.3% (5.2%)
	5,558	Appraisals/Broker quotes	—	—
Land and buildings undeveloped or under construction	2,203	Discounted cash flows	Discount rate	3.9% (3.9%)
Equity method investments	844	Direct capitalization	Capitalization rate	7.5% (7.5%)
	2,681	Market multiples	EV/EBITDA multiple	6.8x – 7.8x (6.9x)
	1,615	Appraisals/Broker quotes	—	—

	¥31,575

	September 30, 2026
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥5,489	Appraisals/Broker quotes	—	—
Investment in operating leases, property under facility operations and office facilities	8,517	Appraisals/Broker quotes	—	—
Equity method investments	11,837	Appraisals/Broker quotes	—	—

	¥25,843